PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
Summary of Contingent Liabilities

As of December 31, 2022 and December 31, 2021, the Company had contingent liabilities and judicial deposits pertaining to:

	Provision for lawsuits
	December 31, 2022	December 31, 2021
Tax	747,647	647,610
Civil, environmental and regulatory	662,052	585,034
Labor	391,487	411,417
	1,801,186	1,644,061

	Judicial deposits
	December 31, 2022	December 31, 2021
Tax	585,988	500,484
Civil, environmental and regulatory	92,411	169,857
Labor	136,045	252,720
	814,444	923,061

Summary Changes in Provision for Legal Procedings

Changes in provision for lawsuits:

	Tax	Civil, environmental and regulatory	Labor	Total
Balance as of January 1, 2021	635,406	350,769	374,723	1,360,898
Provisioned in the year	24,559	103,805	114,596	242,960
Write-offs by reversal / payment	(15,331)	(56,931)	(117,238)	(189,500)
Interest (i)	2,976	187,391	39,336	229,703
Balance as of December 31, 2021	647,610	585,034	411,417	1,644,061
Provisioned in the year	71,063	159,758	153,789	384,610
Write-offs by reversal / payment	(56,447)	(238,912)	(225,044)	(520,403)
Conversion effect	3,994	15,786	52	19,832
Interest (i)	81,427	140,386	51,273	273,086
Balance as of December 31, 2022	747,647	662,052	391,487	1,801,186

(i)      Includes write-off of interest due to reversals.

Summary of Principal Tax Proceedings for Which Risk of Loss is Probable

The main tax proceedings for which the risk of loss is probable are described below:

	December 31, 2022	December 31, 2021
Compensation with FINSOCIAL (i)	312,721	300,470
INSS (ii)	98,657	97,847
ICMS credit (iii)	125,723	85,965
PIS and COFINS	30,446	28,427
IPI	60,852	43,461
Income tax and social contribution	11,676	8,553
Others	107,572	82,887
	747,647	647,610

(i)Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.

(ii)Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court.

(iii)  ICMS required by the State of São Paulo as a result of disallowances of diesel oil credits utilized in agro-industrial production. The stay of execution was overturned, as were the subsequent appeals.

Summary of Principal Proceedings for Which Deem Risk of Loss as Possible

The main lawsuits for which we anticipate a risk of loss as possible are outlined below:

	December 31, 2022	December 31, 2021
Tax	16,079,589	14,647,917
Civil, environmental and regulatory	6,597,105	6,939,743
Labor	782,080	859,830
	23,458,774	22,447,490

Civil, environmental and regulatory:

	December 31, 2022	December 31, 2021
Civil (i)(ii)(vi)(vii)(ix)(x)	3,336,284	4,221,797
Environmental (iv)	1,764,671	1,472,542
Regulatory (iii)(v)(viii)	1,496,150	1,245,404
	6,597,105	6,939,743

Several civil, environmental, and regulatory judicial and administrative proceedings involving the Company and its subsidiaries present a potential for loss. The majority of civil litigation consists of contractual and extracontractual claims for damages. In the environmental realm, the processes involve commitment terms, civil investigations, and public civil actions. Regarding cases involving substantial sums, the following are the most pertinent:

(i)	Upon assuming the business activities of another Company that does not belong to the Cosan Group, the indirect subsidiary Rumo Intermodal S.A. assumed responsibility for the R$192,470 payment related to a trademark dispute lawsuit. Both parties have appealed the equitable reduction of the amount to R$15,000. If this third party loses the claim and is obligated to pay, it may sue Rumo for reimbursement based on this obligation. A provision of R$18,422 has been established for the claim as the lawsuit is in the process of liquidating the judgment.
(ii)	Rumo Malha Sul is a party to the execution of a conduct adjustment term signed with the Federal Prosecutor’s Office, in which the latter alleges that Rumo was not transporting cargo in the Presidente Prudente region and, as a result, required the execution of a daily fine and an increase in the fine amount. The total amount of the case's contingency account is R$118,068; 50% of the amount is provisioned and the remainder is categorized as possible.
(iii)	Rumo Malha Paulista is a defendant in a lawsuit filed by the former Rede Ferroviária Federal S.A., which has since been succeeded by the Federal Government, in which the latter seeks the conviction of the indirect subsidiary for alleged damages resulting from the deactivation of the electrical transmission network. A verdict is awaited. A verdict is awaited. The demand is categorized as probable, with a current value of R$328,626.
(iv)	Rumo Malha Paulista, along with the Municipality of Jales and others, is a defendant in a public civil action in which the MPF alleges a lack of structure for level crossings along the municipalities of the Jales subsection, as well as indiscriminate horn use. Risk estimated at R$130,349.
(v)	The subsidiary Moove was served in the Public Civil Action that seeks compensation for the environmental contamination that occurred in the former area of the Companhia Usina de Passivos last year. Several PCAs have been filed against various businesses, and the initial amount assigned by the Public Ministry is R$288,000. We have filed an answer demonstrating that the subsidiary did not utilize the landfill in question, and we are currently awaiting a ruling on the merits.
(vi)	The Company is a defendant in a claim for the collection of legal fees filed by Alexandre Saddy Chade and others, in which they seek that the Company and other defendants be sentenced to the payment of alleged legal fees that would be owed to the plaintiffs and total close to R$280,000. The lawsuit is awaiting the verdict of the Plaintiffs' Appeal and the Company's Adhesive Appeal (Recurso Adesivo) in order to increase the conviction in fees borne by the losing party.
(vii)	The subsidiary Moove is a defendant in a lawsuit filed by Petroleum Comércio e Representações Ltda, which seeks to hold the Company liable for material damages, loss of profits, and fines for contract breach. The total amount involved in this lawsuit is R$134,000. A first instance verdict on the merits is awaited.
(viii)	The Brazilian Institute of Environment and Natural Resources (Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais - IBAMA) fined Rumo Malha Paulista in 2013 for alleged damage to water resources. A defense was presented. The indirect subsidiary requested recognition of concurrent prescription in September 2021. A consideration of the issue's merits is awaited. The involved amount is R$199,981.
(ix)	IBAMA fined Rumo Malha Sul in 2014 for alleged oil spills in violation of regulations. An administrative appeal has been filed and a decision on such appeal is awaited since 2015. The amount involved is R$158,967.
(x)	In November 2021, the Administrative Council for Economic Defense (Conselho Administrativo de Defesa Econômica – CADE), in the administrative proceeding brought on behalf of a former client, among other things, sentenced Rumo to pay a fine in the updated amount of R$291,767, a decision which was upheld in the judgment of the motion for clarification. Such amount is inconsistent with CADE's own precedents. Rumo considers the risk of loss of R$26,842 to be probable, based on the technical analysis of its external legal team, and classifies the difference as a possible contingency. Currently, a decision is pending on the indirect subsidiary's appeal in the lawsuit to annul the notice of infraction.
(xi)	Rumo Malha Sul filed a lawsuit against ANTT to prevent enrollment in CADIN on the basis of alleged unpaid quarterly installments of the concession contract due to compensation made with labor debts owed by the defunct Rede Ferroviária Federal S.A. A favorable decision was rendered in favor of Rumo, prohibiting enrollment in CADIN and stating that the compensation of amounts could be carried out. For administrative compensation, a survey of credits and debits is pending at this time. The total amount is R$127,820.

Tax

	December 31, 2022	December 31, 2021
Isolated fine - Federal taxes(i)	762,613	461,747
Income tax and social contribution(ii)	6,297,550	5,404,264
ICMS - Tax on circulation of goods(iii)	2,987,853	2,877,144
IRRF (iv)	1,366,268	1,251,394
PIS and COFINS(v)	2,556,050	2,368,123
MP 470 installment of debts(vi)	388,166	398,184
Stock Grant Plan	68,846	65,260
IOF on loans (vii)	149,323	136,286
Reward Credit Compensation(viii)	138,753	186,048
IPI - Tax on industrialized products(ix)	374,274	492,025
INSS	161,037	180,533
Others	828,856	826,909
	16,079,589	14,647,917

(i)	Disregard of the REPORTO tax benefits, resulting in the application of a fine equal to 50% of the value of the acquired goods.
(ii)	Infraction notices and lawsuits have been issued by the Special Department of Federal Revenue of Brazil (Secretaria Especial da Receita Federal do Brasil) regarding (a) disallowance of amortization of goodwill expenses based on future profitability resulting from corporate operations; (b) capital gains on the sale of an equity interest; (c) labor provisions; and (d) still, there are infraction notices issued by the Federal Revenue Service in 2011, 2013 and 2019.
(iii)	The ICMS lawsuits primarily concern (a) the disallowance of ICMS credits related to the acquisition of diesel oil, goods supposedly classified as use and consumption, and suppliers whose state registrations were revoked, among others; (b) proof of delivery of goods sold with FOB clause; (c) ICMS on transport services for export; and (c) divergence in the application of legislation governing operations with tax substitution.
(iv)	Collection of IRRF on (a) alleged capital gain from the acquisition of foreign companies and (b) disallowance of IRRF compensation on swap transactions.
(v)	Disallowances of PIS and COFINS credits calculated in the non-cumulative system as a result of divergence in the definition of inputs.
(vi)	Applications for the payment in installment of federal tax debts are partially denied by the Special Department of Federal Revenue of Brazil due to insufficient tax losses to settle the respective debts.
(vii)	IOF charges related primarily to (a) current accounts maintained by the Company's subsidiaries and (b) financial transactions between group companies.
(viii)	Offset statements via the PERD/COMP electronic system that reference "premium credit" are considered as not declared by the Special Department of Federal Revenue of Brazil.
(ix)	Collection of IPI credits disallowed for the purchase of raw materials used in the production of immune products.